NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
NOTES PAYABLE
Summary of roll forward of the third party Debt
September 30, 2024	Trade Facility	Third Party	COVID Loans	Total
Beginning balance, December 31, 2023	$1,908,195	$2,511,148	$186,884	$4,606,227
Proceeds	-	445,800	-	445,800
Payments	(334,350)	(481,254)	(19,073)	(834,677)
Conversion of debt	-	-	-	-
Recapitalized upon debt modification	-	-	-	-
Accretion of debt and debt discount	-	-	-	-
Foreign currency translation	14,318	32,613	3,691	50,622
Ending balance, September 30, 2024	1,588,163	2,508,307	171,502	4,267,972
Notes payable - long-term	(1,086,638)	(1,416,802)	142,183)	(2,645,623)
Notes payable - short-term	$501,525	$1,091,505	$29,319	1,622,349
December 31, 2023	Trade Facility	Third Party	COVID Loans	Total
Beginning balance, December 31, 2022	$3,305,532	$1,505,078	$207,377	$5,017,987
Proceeds	-	1,082,231	-	1,082,231
Payments	(1,155,310)	(415,557)	(27,027)	(1,597,894)
Oher additions	-	317,880	-	317,880
Debt forgiveness	(306,637)	-	-	(306,637)
Foreign currency translation	64,610	21,516	6,534	92,660
Ending balance, December 31, 2023	1,908,195	2,511,148	186,884	4,606,227
Notes payable – long-term	(1,327,440)	(1,549,768)	(158,133)	(3,035,341)
Notes payable - short-term	$580,755	$961,380	$28,751	$1,570,886

December 31, 2023	Trade Facility	Third Party	COVID Loans	Total
Beginning balance, December 31, 2022	$3,305,532	$1,505,078	$207,377	$5,017,987
Proceeds	-	1,082,231	-	1,082,231
Payments	(1,155,310)	(415,557)	(27,027)	(1,597,894)
Oher additions	-	317,880	-	317,880
Debt forgiveness	(306,637)	-	-	(306,637)
Foreign currency translation	64,610	21,516	6,534	92,660
Ending balance, December 31, 2023	1,908,195	2,511,148	186,884	4,606,227
Notes payable – long-term	(1,327,440)	(1,549,768)	(158,133)	(3,035,341)
Notes payable - short-term	$580,755	$961,380	$28,751	$1,570,886

December 31, 2022	Loan Facility	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$1,299,784	$6,207,010	$10,077,977	$641,291	$18,226,062
Proceeds	-	-	492,336	-	492,336
Payments	(240,705)	(2,795,786)	(9,494,823)	(10,029)	(12,541,343)
Conversion of debt	(1,190,000)	-	-	-	(1,190,000)
Recapitalized upon debt modification	(81,923)	(221,060)	(781,752)	-	(1,084,735)
Accretion of debt and debt discount	81,910	216,182	781,752	-	1,079,844
Prior year reclassification from Line of Credit	-	-	407,174	(407,174)	-
Foreign currency translation	130,934	(100,814)	22,414	(16,711)	35,823
Subtotal	-	3,305,532	1,505,078	207,377	5,017,987
Notes payable - long-term	-	(1,604,700)	(1,076,698)	(178,172)	(2,859,570)
Notes payable - short-term	$-	$1,700,832	$428,380	$29,205	$2,158,417

Summary of Outstanding Debt
Our outstanding debt as of September 30, 2024 is repayable as follows:
September 30, 2024
2025	$1,622,349
2026	1,717,738
2027	420,633
2028	353,961
2029 and thereafter	153,291
Total debt	4,267,972
Less: notes payable - current portion	(1,622,349)
Notes payable - long term portion	$2,645,623

December 31, 2023
2024	$1,570,886
2025	2,032,967
2026	457,784
2027	312,314
2028 and thereafter	232,276
Total debt	4,606,227
Less: notes payable - current portion	(1,570,886)
Notes payable - long term portion	$3,035,341